PENSION PLANS AND POSTRETIREMENT BENEFITS - Components of plan assets and reconciliation of funded status (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of net defined benefit liability (asset)
Weighted average duration of defined benefit obligations	15 years	17 years 3 months 18 days
Expected future benefit payments in 2026	$ 18.0
Reconciliation of funded status to net amount recognized
Net liability recognized	15.2	$ 17.5
Net liability recognized in other liabilities	16.8	19.3
Net liability recognized in other assets	1.6	1.8
Pension and postretirement benefits
Reconciliation of funded status to net amount recognized
Benefit obligations	(559.2)	(560.8)
Fair value of plan assets	611.8	607.0
Plan surplus	52.6	46.2
Asset limit and minimum funding adjustment	(67.8)	(63.7)
Net amount recognized	$ (15.2)	$ (17.5)
Plan assets
Plan assets
Debt securities (as a percent)	49.70%	36.20%
Other (as a percent)	18.10%	16.70%
Total plan assets (in percent)	100.00%	100.00%
Plan assets | Canadian
Plan assets
Equity securities (as a percent)	12.80%	18.90%
Plan assets | Foreign
Plan assets
Equity securities (as a percent)	19.40%	28.20%